Condensed Consolidated Statement of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
OPERATING EXPENSES
General and administrative	$ 630,772	$ 324,742	$ 3,654,462	$ 937,554	$ 1,340,168	$ 976,345
Total operating expenses	(630,772)	(324,742)	(3,654,462)	(937,554)	(1,340,168)	(976,345)
OTHER INCOME (EXPENSE)
Interest expense, net of interest income					(8,966)
Interest earned on investments held in Trust Account			481,511	5,552,545	5,813,213	4,316,583
Total other income, net	93,753	255,484	48,084	5,552,545	5,804,247	4,316,583
Net (loss) income	(537,019)	(69,258)	(3,606,378)	4,614,991	4,464,079	3,340,238
Aspire Biopharma Inc [Member]
OPERATING EXPENSES
General and administrative	218,938	50,760	438,015	209,736	246,896	375,692
Total operating expenses	242,616	65,535	570,359	282,286	358,590	596,491
OTHER INCOME (EXPENSE)
Interest expense, net of interest income
Total other income, net
Net (loss) income	$ (243,629)	$ (65,535)	$ (571,372)	$ (282,286)	$ (359,071)	$ (597,117)
Weighted average number of shares outstanding - basic	497,671,727	483,734,247	490,474,467	483,608,219	490,500,000	462,550,685
Weighted average number of shares outstanding - diluted	497,671,727	483,734,247	490,474,467	483,608,219	490,500,000	462,550,685
Net (loss) income per share - basic	$ (0.000)	$ (0.000)	$ (0.001)	$ (0.001)	$ (0.001)	$ (0.001)
Net (loss) income per share - diluted	$ (0.000)	$ (0.000)	$ (0.001)	$ (0.001)	$ (0.001)	$ (0.001)
REVENUE
Gross Receipts
Net Revenue
COST OF REVENUE
Cost of goods sold
Total cost of revenue
GROSS PROFIT
Research and development	7,000	14,775	28,000	61,550	72,050	175,316
Marketing and sales	16,678	0	104,344	11,000	39,644	45,483
Net gain/(loss) before income tax provision	(242,616)	(65,535)	(570,359)	(282,286)	(358,590)	(596,491)
Provision for Income Taxes	$ 1,013		$ 1,013		$ 481	$ 626
Common Class A [Member]
OTHER INCOME (EXPENSE)
Weighted average number of shares outstanding - basic	7,765,144	8,991,229	8,405,035	18,979,179	16,461,668	24,496,575
Weighted average number of shares outstanding - diluted	7,765,144	8,991,229	8,405,035	18,979,179	16,461,668	24,496,575
Net (loss) income per share - basic	$ (0.07)	$ (0.01)	$ (0.43)	$ 0.20	$ 0.23	$ 0.11
Net (loss) income per share - diluted	$ (0.07)	$ (0.01)	$ (0.43)	$ 0.20	$ 0.23	$ 0.11
Common Class B [Member]
OTHER INCOME (EXPENSE)
Weighted average number of shares outstanding - basic				3,633,242	2,717,466	7,187,500
Weighted average number of shares outstanding - diluted				3,633,242	2,717,466	7,187,500
Net (loss) income per share - basic				$ 0.20	$ 0.23	$ 0.11
Net (loss) income per share - diluted				$ 0.20	$ 0.23	$ 0.11